Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2019	£ 16,017		£ 15,857	£ 3,105	£ 5,620	£ 2,191	£ 23	£ 371	£ 1	£ 4,546	£ 160
Profit after tax	139	[1]	128							128	11
Other comprehensive income, net of tax:
Fair value reserve (debt instruments)	(15)		(15)				(15)
Cash flow hedges	405		405					405
Pension remeasurement	(279)		(278)							(278)	(1)
Own credit adjustment	15		15							15
Currency translation on foreign operations	(1)		(1)						(1)
Total comprehensive income	264		254				(15)	405	(1)	(135)	10
Dividends on preference shares and other equity instruments	(82)		(82)							(82)
Ending balance at Jun. 30, 2020	16,199		16,029	3,105	5,620	2,191	8	776	0	4,329	170
Beginning balance at Dec. 31, 2020	15,936		15,774	3,105	5,620	2,191	28	481	1	4,348	162
Profit after tax	562		545							545	17
Other comprehensive income, net of tax:
Fair value reserve (debt instruments)	(4)		(4)				(4)
Cash flow hedges	(200)		(200)					(200)
Pension remeasurement	497		496							496	1
Own credit adjustment	0
Total comprehensive income	855		837				(4)	(200)	0	1,041	18
Issue of other equity instruments	210		210			210
Repurchase of other equity instruments	(210)		(210)			(210)
Dividends on preference shares and other equity instruments	(83)		(83)							(83)
Ending balance at Jun. 30, 2021	£ 16,708		£ 16,528	£ 3,105	£ 5,620	£ 2,191	£ 24	£ 281	£ 1	£ 5,306	£ 180

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.